Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
8.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through June 03, 2021, the date on which these interim financial statements were available to be issued, to ensure that this filing includes appropriate disclosure of events both recognized in the interim financial statements as of March 31, 2021, and events which occurred subsequent to March 31, 2021 but were not recognized in the interim financial statements. Except as disclosed below and the extension of scheduled close of escrow related to purchase of land as disclosed in Note 3, there were no events that required recognition, adjustment to or disclosure in the interim financial statements.

In April 2021, the Company applied for additional loan with Alterna Bank under Canada Emergency Business Account Program (the “Program”) and received $15,932 (CAD$20,000). The expansion loan is subject to the original terms and conditions of the Program.

In April 2021, the Company terminated all agreements with PharmaHaus.

On May 2, 2021, the Company declared and issued 86,739 common shares as stock dividend to holders of Series A Preferred shares issued on May 2, 2019.

On May 10, 2021, the Company declared and issued 48,791 common shares as stock dividend to holders of Series A Preferred shares issued on May 10, 2019.

On May 27, 2021, the Company issued to consultants a total of 7,237 common shares, of which 2,237 common shares was accounted for as “obligation to issue shares” as of March 31, 2021.

On May 27, 2021, the Company issued 820,029 common shares as a result of 1,113,701 stock options exercised on a cashless basis at various exercise price.

On May 28, 2021, the Company’s officers opted to receive a total of 98,356 common shares as bonus compensation for services rendered and accrued for in 2019 and 2020.

On May 31, 2021, the Company granted a total of 405,059 stock options to directors, officers, employees, and consultants of the Company. The stock options will vest over the next three years following the grant date, and are exercisable for a five-year period at an exercise price of $7.00.

15.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 3, 2021, the date on which these financial statements were available to be issued, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2020, and events which occurred subsequent to December 31, 2020 but were not recognized in the financial statements. Except as disclosed below, there were no events that required recognition, adjustment to or disclosure in the financial statements.

On February 2, 2021, the land purchase agreement in relation to a 41.37 acre property in Coachella, California was amended. The scheduled close of escrow was extended to March 1, 2021 and the purchase price was increased from $4.1 million to $4.2 million.

On February 5, 2021, the Company signed a Term Sheet with a commercial real estate financial services company for the provision of debt related to the potential purchase of the 41.37 acre property in Coachella, California and all site improvements and infrastructure. The terms of the debt are to provide 50% of the value of the land purchase price and 80% of the value of the site improvements and infrastructure.